Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 8,210	€ 9,015
Increase	(798)	(939)
Decrease	455	144
Translation adjustments	8	(3)
Reclassification	(3)	(7)
Ending balance	7,872	8,210
Gross
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,794	20,017
Increase	839	1,014
Decrease	(1,426)	(230)
Translation adjustments	0	0
Reclassification	(3)	(7)
Ending balance	20,204	20,794
Gross | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,921	10,311
Increase	427	610
Decrease	0	0
Translation adjustments	0	0
Reclassification	19	0
Ending balance	11,367	10,921
Gross | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,467	6,320
Increase	207	228
Decrease	(1,378)	(82)
Translation adjustments	0	0
Reclassification	0	0
Ending balance	5,295	6,467
Gross | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,537	1,474
Increase	33	61
Decrease	(7)	0
Translation adjustments	0	0
Reclassification	0	2
Ending balance	1,563	1,537
Gross | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91	91
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	91	91
Gross | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,500	1,542
Increase	150	98
Decrease	(32)	(149)
Translation adjustments	0	0
Reclassification	(4)	8
Ending balance	1,613	1,500
Gross | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	279	279
Increase	5	0
Decrease	(9)	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	274	279
Gross | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	16	16
Decrease	0	0
Translation adjustments	0	0
Reclassification	(16)	(16)
Ending balance	0	0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,032)	(10,304)
Increase	(1,637)	(1,953)
Decrease	1,338	227
Translation adjustments	8	(3)
Reclassification	0	0
Ending balance	(12,323)	(12,032)
Accumulated Depreciation | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,934)	(2,900)
Increase	(1,127)	(1,033)
Decrease	0	0
Translation adjustments	(3)	0
Reclassification	0	0
Ending balance	(5,064)	(3,934)
Accumulated Depreciation | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,481)	(4,868)
Increase	(296)	(697)
Decrease	1,307	79
Translation adjustments	(1)	4
Reclassification	0	0
Ending balance	(4,471)	(5,481)
Accumulated Depreciation | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(985)	(888)
Increase	(100)	(95)
Decrease	2	0
Translation adjustments	0	(2)
Reclassification	0	0
Ending balance	(1,083)	(985)
Accumulated Depreciation | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43)	(31)
Increase	(12)	(12)
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(55)	(43)
Accumulated Depreciation | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,365)	(1,403)
Increase	(91)	(105)
Decrease	24	148
Translation adjustments	11	(5)
Reclassification	0	0
Ending balance	(1,421)	(1,365)
Accumulated Depreciation | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(223)	(213)
Increase	(11)	(10)
Decrease	5	0
Translation adjustments	1	0
Reclassification	0	0
Ending balance	(228)	(223)
Accumulated Depreciation | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	0
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(552)	(699)
Increase	0	0
Decrease	543	147
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(9)	(552)
Impairment | Buildings On Non Freehold Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(455)	(503)
Increase	0	0
Decrease	455	48
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	(455)
Impairment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59)	(87)
Increase	0	0
Decrease	51	28
Translation adjustments	0	0
Reclassification	0	0
Ending balance	(9)	(59)
Impairment | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(93)
Increase	0	0
Decrease	24	69
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	(24)
Impairment | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	0
Impairment | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10)	(12)
Increase	0	0
Decrease	10	2
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	(10)
Impairment | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3)	(3)
Increase	0	0
Decrease	3	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	0	(3)
Impairment | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Ending balance	€ 0	€ 0